Document and Entity Information	Sep. 21, 2026
Cover [Abstract]
Entity Registrant Name	ROCKWELL AUTOMATION, INC
Amendment Flag	false
Entity Central Index Key	0001024478
Document Type	8-K
Document Period End Date	Sep. 21, 2026
Entity Incorporation State Country Code	DE
Entity File Number	1-12383
Entity Tax Identification Number	25-1797617
Entity Address, Address Line One	1201 South Second Street
Entity Address, City or Town	Milwaukee
Entity Address, State or Province	WI
Entity Address, Postal Zip Code	53204
City Area Code	(414)
Local Phone Number	382-2000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock ($1.00 par value)
Trading Symbol	ROK
Security Exchange Name	NYSE
Entity Emerging Growth Company	false